Investments - Inter Pipeline (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
(Gain) loss from investment	$ 171	$ 293	$ 346
Investment in Inter Pipeline Ltd.
Disclosure of financial assets [line items]
Fair value loss (gain) from Inter Pipeline	68	(21)	43
Dividend income from Inter Pipeline	(5)	(11)	(11)
(Gain) loss from investment	$ 63	$ (32)	$ 32